Financial instruments and credit risk concentrations (Tables)	12 Months Ended
Jul. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Financial Instruments
	July 31, 2022		July 31, 2021
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Cash and cash equivalents	$1,020,585	$1,020,585	$1,552,389	$1,552,389
Restricted cash	$1,049,312	$1,049,312	$882,330	$882,330
Marketable securities	$2,761,069	$2,761,069	$3,901,093	$3,901,093
Security deposit payable	$1,051,428	$1,051,428	$834,470	$834,470
Mortgages payable	$6,451,032	$6,097,808	$7,649,632	$8,088,201